TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31,
	2023	2022	2021

Current	$182	$688	$243
Deferred, net	394	(1,810)	278
Income tax from previous years	195	(16)	(21)

	$771	$(1,138)	$500

Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31,
	2023	2022
Deferred tax assets:

Carryforward tax losses and other	$-	$731
Other deferred tax assets	-	32

	-	763
Deferred tax liabilities:

Intangible assets	963	1,285
Other	-	47

	963	1,332

Deferred tax liabilities, net	$(963)	$(569)

Disclosure of detailed information about deferred tax assets and liabilities [Table Text Block]
	December 31,
	2023	2022

Non-current assets	$-	$763

Non-current liabilities	$963	$1,332

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]
	Year ended December 31,
	2023	2022	2021

Loss before income tax	$(9,457)	$(26,060)	$(164)

Statutory tax rate in Canada 26.5%	(2,506)	(6,906)	(43)

Increase (decrease) in income tax due to:

Non-deductible expenses (non-taxable income), net for tax purposes	(122)	1,764	(4,208)
Effect of different tax rate of subsidiaries	169	599	310
Adjustments in respect of current income tax of previous years	195	(16)	(21)
Recognition (derecognition) of tax benefit in respect of losses of previous years	1,565	-	846
Unrecognized tax benefit in respect of loss for the year	1,432	4,037	4,093
Other adjustments	38	(616)	(477)

Income tax expense (benefit)	$771	$(1,138)	$500